Common Shares - Shareholder Rights Plan (Details) - Shareholder Rights Plan - Common shares	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Value of common shares received under Shareholder Rights Plan	$ 200
Purchase price of common shares under Shareholder Rights Plan	$ 100
Minimum
Disclosure of classes of share capital [line items]
Percentage of outstanding common shares at which Shareholder Rights Plan may take effect	20.00%